Employee benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	$ (7)	$ (2)	$ (5)
Defined pension benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	9,817	9,337
Service cost	221	242	210
Interest cost	396	402	389
Contributions by plan participants	77	76
Benefit payments	(559)	(549)
Benefit obligations of businesses acquired	684	20
Actuarial loss	1,124	472
Plan amendments and other	(12)	5
Exchange rate differences	315	(188)
Benefit obligation at December 31	12,063	9,817	9,337
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	8,867	9,010
Actual return on plan assets	839	155
Contributions by employer	347	305
Contributions by plan participants	77	76
Benefit payments	(559)	(549)
Plan assets of businesses acquired	482	18
Plan amendments and other	(44)	(6)
Exchange rate differences	273	(142)
Fair value of plan assets at December 31	10,282	8,867	9,010
Funded status-underfunded	1,781	950
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	(2,574)	(1,826)	(1,135)
Prior service cost	(32)	(34)	(43)
Amount recognized in OCI and NCI	(2,606)	(1,860)	(1,178)
Taxes associated with amount recognized in OCI and NCI	631	415	270
Amount recognized in OCI and NCI, net of tax	(1,975)	(1,445)	(908)
Other postretirement benefits
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at January 1	260	214
Service cost	1	2	2
Interest cost	11	12	12
Benefit payments	(15)	(16)
Benefit obligations of businesses acquired	17	39
Actuarial loss	2	9
Plan amendments and other	4
Exchange rate differences	1
Benefit obligation at December 31	281	260	214
Defined Benefit Plan, Change in Fair Value of Plan Assets
Contributions by employer	15	16
Benefit payments	(15)	(16)
Funded status-underfunded	281	260
Amounts recognized in accumulated other comprehensive loss
Transition liability			(1)
Net actuarial loss	(69)	(71)	(65)
Prior service cost	33	42	51
Amount recognized in OCI and NCI	(36)	(29)	(15)
Amount recognized in OCI and NCI, net of tax	$ (36)	$ (29)	$ (15)